Document and Entity Information	Mar. 21, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	CANADIAN PACIFIC KANSAS CITY LTD/CN
Entity Incorporation State Country Code	Z4
Entity File Number	001-01342
Entity Tax Identification Number	98-0355078
Entity Address Address Line 1	7550 Ogden Dale Road S.E.
Entity Address City Or Town	Calgary
Entity Address State Or Province	AB
Entity Address Country	CA
Entity Address Postal Zip Code	T2C 4X9
City Area Code	403
Local Phone Number	319-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000016875
Amendment Flag	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, without par value, of Canadian Pacific Kansas City Limited
Trading Symbol	CP
Security Exchange Name	NYSE
Perpetual 4 Consolidated Debenture Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Trading Symbol	CP40
Security Exchange Name	NYSE